Expense Example	Oct. 31, 2025 USD ($)
Innovator Equity Managed Floor ETF | Innovator Equity Managed Floor ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Innovator Nasdaq-100 Managed Floor ETF | Innovator Nasdaq-100 Managed Floor ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Innovator U.S. Small Cap Managed Floor ETF | Innovator U.S. Small Cap Managed Floor ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
Innovator Equity Managed 100 Buffer ETF | Innovator Equity Managed 100 Buffer ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	$ 284